UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund:   BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$6,045,482
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,063,732

		7,109,214
California — 25.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,673,927
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,422,328
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,070	1,075,061
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,800	2,124,144
5.25%, 5/01/33	1,410	1,600,942
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,568,666
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,176,516
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,925,355
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	3,175	3,638,931
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,236,575
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	2,445	2,892,680
Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	$5,000	$5,473,500
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,330,120
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,851,378
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	2,670	3,109,509
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	5,190	5,505,448
State of California, GO, Various Purpose, 5.00%, 4/01/43	4,500	5,035,860
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	6,011,000
5.50%, 11/01/31	3,130	3,744,575
5.50%, 11/01/33	3,000	3,591,780
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,474,767
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,115,235
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	8,720,335

		82,298,632
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,748,280
5.50%, 11/15/30	565	653,213
5.50%, 11/15/31	675	777,148

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$3,300	$3,738,867

		6,917,508
Florida — 21.6%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	466,811
City of St. Petersburg Florida Public Utility Revenue, Refunding RB, (NPFGC), 5.00%, 10/01/15 (a)	3,000	3,060,210
County of Broward Florida Airport System, ARB, Series A, AMT, 5.13%, 10/01/38	5,665	6,231,330
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,449,671
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,746,225
County of Miami-Dade Florida, RB, Seaport,: Series A:
Series A, 5.38%, 10/01/33	1,765	1,995,545
Series A, 5.50%, 10/01/42	3,000	3,467,310
Series B, AMT, 6.25%, 10/01/38	800	982,800
Series B, AMT, 6.00%, 10/01/42	1,060	1,276,643
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,660,629
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	5,050,301
Miami International Airport (AGM), 5.50%, 10/01/41	4,180	4,671,819
5.00%, 10/01/31	5,155	5,724,885
5.00%, 10/01/32	5,000	5,490,500
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,523,704
County of Osceola Florida, RB, Sales Tax, Series A:
5.00%, 10/01/40	1,170	1,307,662
5.00%, 10/01/44	2,695	2,993,067
Municipal Bonds	Par (000)	Value
Florida (concluded)
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	$1,805	$2,073,674
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	7,991,989

		71,164,775
Hawaii — 0.7%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	858,156
5.25%, 8/01/26	1,205	1,386,015

		2,244,171
Idaho — 0.0%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	140	140,220
Illinois — 17.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,279,200
Series C, 6.50%, 1/01/41	9,085	10,999,755
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	1,460	1,464,935
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A:
5.00%, 1/01/41	970	1,049,278
AMT, 5.50%, 1/01/28	1,000	1,156,750
AMT, 5.50%, 1/01/29	1,500	1,725,210
AMT, 5.38%, 1/01/33	2,000	2,225,340
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,914,182
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,252,963
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,655,955
Sales Tax Receipts, 5.00%, 12/01/44	2,355	2,628,321
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,150,906
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,456,881
5.50%, 12/01/38	1,980	2,261,952

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago (concluded):
5.25%, 12/01/43	$5,500	$6,139,155
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,750,651
6.00%, 6/01/28	670	789,160
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,604,359
5.25%, 2/01/32	2,320	2,477,458
5.50%, 7/01/33	1,000	1,104,330
5.50%, 7/01/38	700	769,958
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,827,600

		57,684,299
Indiana — 0.9%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	460	491,929
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,689,902

		3,181,831
Louisiana — 3.3%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/45	2,700	2,939,463
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	2,225	2,514,317
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 10/01/37	2,760	3,113,308
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,235,170

		10,802,258
Massachusetts — 0.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,557,090
Municipal Bonds	Par (000)	Value
Michigan — 2.3%
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	$3,420	$3,768,738
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	3,115	3,849,766

		7,618,504
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,295,523
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,103,099
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,138,270

		4,241,369
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,611,732
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,482,250

		9,093,982
New Jersey — 5.3%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	1,940	2,145,524
(AGM), 5.00%, 1/01/31	1,355	1,507,397
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,791,374
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,030	3,319,365
Series A (AGC), 5.63%, 12/15/28	2,930	3,373,895

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
Series AA, 5.50%, 6/15/39	$3,040	$3,309,526

		17,447,081
New York — 7.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,866,867
Water & Sewer System, 5.38%, 6/15/43	2,220	2,612,185
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	940	1,081,235
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	9,687,960
Series A-1, 5.25%, 11/15/39	1,550	1,769,635
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,255,640

		25,273,522
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,500	2,884,375
Pennsylvania — 2.2%
Pennsylvania Economic Development Financing Authority, RB, AMT, Pennsylvania Bridges Finco LP:
5.00%, 12/31/34	2,000	2,174,840
5.00%, 12/31/38	880	950,347
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,851,050
5.25%, 6/01/43	1,100	1,250,282

		7,226,519
South Carolina — 4.1%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,352,689
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	$2,940	$3,426,364
5.50%, 7/01/41	2,500	2,824,050
South Carolina State Public Service Authority, Refunding RB, Series A:
5.50%, 1/01/19 (a)	200	230,856
5.50%, 1/01/38	2,300	2,596,447

		13,430,406
Texas — 18.8%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,675,762
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,937,155
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	733,919
6.50%, 7/01/37	2,380	2,731,526
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	4,555	5,095,041
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,724,093
Series H, 5.00%, 11/01/37	1,810	1,949,225
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,517,256
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	7,000	8,217,650
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A (NPFGC), 5.63%, 1/01/33	10,975	12,060,976
Series A (NPFGC), 5.75%, 1/01/40	11,575	12,818,734
Series B (NPFGC), 5.75%, 1/01/40	1,000	1,107,450
Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,142,720

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$1,070	$1,223,192

		61,934,699
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,046,984
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,613,038

		3,660,022
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,719,872
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,154,112

		4,873,984
Total Municipal Bonds — 122.3%		403,079,984

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	10,003,018
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(c)	1,699	1,980,960
Florida — 4.5%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	583	593,854
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	$12,500	$14,295,250

		14,889,104
Illinois — 3.0%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/38	5,000	5,374,900
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,346,467

		9,721,367
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,623,573
Nevada — 6.4%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,442,900
Series B, 5.50%, 7/01/29	8,247	9,574,326

		21,017,226
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,090,407
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,500	1,581,241

		5,671,648
New York — 6.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,568,543
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,572,911
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,601,519

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	$4,400	$5,091,196

		22,834,169
Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,738,761
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,503	2,749,102
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.2%		96,228,928
Total Long-Term Investments (Cost — $452,052,915) — 151.5%		499,308,912
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (d)(e)	4,445,632	$4,445,632
Total Short-Term Securities (Cost — $4,445,632) — 1.3%		4,445,632
Total Investments (Cost — $456,498,547*) — 152.8%		503,754,544
Other Assets Less Liabilities — 2.2%		7,346,930
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.3%)		(50,490,813)
VMTP Shares, at Liquidation Value — (39.7%)		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$329,610,661

* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$406,754,466

Gross unrealized appreciation		$47,369,681
Gross unrealized depreciation		(843,873)

Net unrealized appreciation		$46,525,808

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the fund. These bonds serve as collateral in a secured borrowing.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from October 1, 2016 to November 15, 2019 is $4,822,876.

(d)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
FFI Institutional Tax-Exempt Fund	4,174,381	271,251	4,445,632	$1,583

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(228)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$29,269,500	$(257,682)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$499,308,912	—	$499,308,912
Short-Term Securities	$4,445,632	—	—	4,445,632

Total	$4,445,632	$499,308,912	—	$503,754,544

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(257,682)	—	—	$(257,682)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$324,000	—	—	$324,000
Liabilities:
TOB trust certificates	—	$(50,474,270)	—	(50,474,270)
VMTP Shares	—	(131,000,000)	—	(131,000,000)

Total	$324,000	$(181,474,270)	—	$(181,150,270)

During the period ended April 30, 2015, there were no transfers between levels.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2015

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 22, 2015